Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2019
Basis of Presentation
Accounting policies and methods of computation followed in interim financial statements

The financial statements are prepared on the historical cost basis, except for the revaluation of derivative financial instruments. The same accounting policies and methods of computation have been followed in these unaudited condensed consolidated financial statements as were applied in the preparation of the Group’s financial statements for the year ended December 31, 2018, except for the changes resulting from the adoption of IFRS 16 Leases (as discussed below).

Adoption of new and revised IFRS

Adoption of new and revised IFRS

(a) Standards and interpretations adopted in the current period

In January 2016, the IASB issued IFRS 16 Leases, which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, i.e. the customer (“lessee”) and the supplier (“lessor”). IFRS 16 eliminates the classification of leases by lessees as either operating leases or finance leases and, instead, introduces a single lessee accounting model. Applying that model, a lessee is required to recognize: (a) assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value; and (b) depreciation of lease assets separately from interest on lease liabilities in the statement of profit or loss. Lessors continue to classify their leases as operating leases or finance leases, and to account for those two types of leases differently. IFRS 16 Leases supersedes the previous leases Standard, IAS 17 Leases, and related Interpretations. The standard is effective from January 1, 2019.

The Group is a lessee under a vessel sale and leaseback arrangement and also leases various properties, vessel and office equipment. Rental contracts are typically made for fixed periods but may have extension options. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. Following the implementation of IFRS 16, leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments: (a)  fixed payments (including in-substance fixed payments), less any lease incentives receivable, (b) variable lease payments that are based on an index or a rate (if any), (c)  amounts expected to be payable by the lessee under residual value guarantees (if any), (d) the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and (e)  payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, or the Group’s incremental borrowing rate. Right-of-use assets are measured at cost comprising the following: (a) the amount of the initial measurement of lease liability, (b) any lease payments made at or before the commencement date less any lease incentives received, (c) any initial direct costs, and (d) restoration costs. Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-value assets comprise vessel and office equipment.

For leases where the Group is the lessee, the Group has elected to apply the simplified approach, by which comparative information is not restated and any adjustment is recognized at the date of initial application of IFRS 16 Leases. The adoption of the standard on January 1, 2019, resulted in an increase in total assets of $7,618, an increase in retained earnings of $215, an increase in non-controlling interests of $128 and an increase in total liabilities of $7,275.

(b) Standards and amendments in issue not yet adopted

 At the date of authorization of these unaudited condensed consolidated financial statements, there were no IFRS standards and amendments issued but not yet adopted with an expected material effect on the Group’s unaudited condensed consolidated financial statements.